Share-based payments (Details 1)		1 Months Ended			12 Months Ended
		Jul. 31, 2024 Number £ / shares	Feb. 29, 2024 Number $ / shares	Jan. 31, 2024 Number $ / shares	Dec. 31, 2025 Number	Dec. 31, 2024 Number	Dec. 31, 2023 Number
Notes and other explanatory information [abstract]
Number of options		85,922,000	130,313,200	144,000,000		360,235,200
Option pricing models used		Black-Scholes	Black-Scholes	Black-Scholes
Share price		0.00139	1.310	1.90
Exercise price of options issued in year | (per share)		£ 0.00259	$ 1.310	$ 1.90
Contractual life		10 years	10 years	10 years
Expected life		4 years	4 years	4 years
Volatility	[1]	110.00%	100.00%	100.00%
Expected dividend yield		0.00%	0.00%	0.00%
Risk free rate		4.025%	4.195%	4.11%

[1]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a four-year period.